SHARE-BASED COMPENSATION	12 Months Ended
Dec. 31, 2019
SHARE-BASED COMPENSATION
SHARE-BASED COMPENSATION

10.     SHARE-BASED COMPENSATION

Share incentive plan

In September 2015, the Company adopted the 2015 Share Incentive Plan (the “2015 Plan”), and in July 2017, the Company adopted the 2017 Share Incentive Plan (the “2017 Plan”), which permits the grant of three types of awards: options, restricted shares and restricted share units ("RSUs"). Persons eligible to participate in the 2015 Plan and the 2017 Plan include employees (including part-time employees) and the directors of the Company or any of affiliates, which include CreditEase, its subsidiaries and any entities in which  CreditEase or a subsidiary of the Company holds a substantial ownership interest. According to the resolutions of the Board and the shareholders of the Company in July 2017, the 2015 Plan was amended. Under the amended 2015 plan, the maximum ordinary shares available for issuance were decreased to 3,939,100. Under the 2017 Plan, the maximum of 6,060,900 ordinary shares were reserved for issuance.

The Company approved four grants of RSUs to directors and employees of the Group and CreditEase and its consolidated subsidiaries and VIEs. On July 1, 2016, 4,034,100 RSUs were granted under the 2015 Plan. On July 1, 2017, 2018 and 2019, 3,744,782,  2,488,540 and 43,386 RSUs were granted under the 2017 Plan, respectively. Approximately 59.9%,  34.1%,  31.9% and 20.0% of the share awards were immediately vested and the rest is expected to be vested in various days up to four and five years, respectively. The grant date fair value of the awards was US$7.25,  US$12.50,  US$10.61 and US$6.92 per ordinary share, which was determined based on the closing price of the Company’s ADSs on The NewYork Stock Exchange on July 1, 2016, 2017, 2018 and 2019, respectively.

Out of all the RSUs granted, 1,298,000 RSUs were granted to directors and employees of the Group under the 2015 Plan on July 1, 2016, 2,816,702, 1,600,540 and 43,386 RSUs under the 2017 Plan on July 1,2017,2018 and 2019, respectively. The awards granted to the employees of the Group are recognized as share-based compensation expenses, and measured based on the fair value as of the grant date. The Company recognized compensation expenses in general and administrative expense of RMB125,569,  RMB119,998 and RMB43,941 for the years ended December 31, 2017, 2018 and 2019, respectively.

The remaining 2,736,100 RSUs were granted to employees of CreditEase and its consolidated subsidiaries and VIEs under the 2015 Plan on July 1, 2016, 928,080 and 888,000 RSUs under the 2017 Plan on July 1, 2017, and 2018, respectively. The awards granted to employees of CreditEase and its consolidated subsidiaries and VIEs were recognized as deemed dividend from the Company to CreditEase as the employees of CreditEase do not provide services directly related to the Company. The awards are measured based on the fair value as of the grant date. The amount recognized as deemed dividend were RMB65,014,  RMB50,117 and RMB15,497 for the years ended December 31, 2017, 2018 and 2019, respectively. The total fair value of RSUs vested for the years ended on December 31, 2017, 2018 and 2019 were RMB137,708, RMB125,477 and RMB88,446, respectively.

RSUs

A summary of RSUs activities for the year ended December 31 2019 is as follows:

		Weighted-Average
		Grant-Date
	Number of RSUs	Fair Value
		US$
Outstanding as of December 31, 2018	3,685,670	10.91
Granted	43,386	6.92
Vested	(1,218,190)	10.51
Forfeited	(592,420)	11.28
Outstanding as of December 31, 2019	1,918,446	10.96

As of December 31, 2019, unrecognized compensation cost related to unvested awards granted to employees of the Group, adjusted for estimated forfeitures, was RMB40,790. This cost is expected to be recognized over 2.3 years on an accelerated basis.

As of December 31, 2019, unrecognized deemed dividend related to unvested awards granted to employees of CreditEase and its consolidated subsidiaries and VIEs, adjusted for estimated forfeitures, was RMB12,513. Such deemed dividend will be recorded over 2.3 years on an accelerated basis.